OTHER INCOME (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER INCOME
Gain due to disposal of Property, plant and equipment	$ 222,898	$ 754,338	$ 79,650
Recovery PIS credit and COFINS Brazil (1)	20,454,256
Credit recovery in Brazil (2)			1,856,762
Others	802,707	556,151	561,108
Total	$ 21,479,861	$ 1,310,489	$ 2,497,520